Investments - Summary of Available-for-Sale Classified Investments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Investments Debt And Equity Securities [Abstract]
Unrealized losses included in cash and cash equivalents	$ (12)
Total net unrealized losses	$ (235)